Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	390,749,951.61	22,706
Yield Supplement Overcollateralization Amount 12/31/20	15,251,947.38	0
Receivables Balance 12/31/20	406,001,898.99	22,706
Principal Payments	18,722,288.48	954
Defaulted Receivables	620,998.58	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	14,234,334.52	0
Pool Balance at 01/31/21	372,424,277.41	21,721

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.96%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	2,740,864.73	134
Past Due 61-90 days	1,058,392.32	50
Past Due 91-120 days	184,650.70	12
Past Due 121+ days	0.00	0
Total	3,983,907.75	196

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	510,893.91
Aggregate Net Losses/(Gains) - January 2021	110,104.67
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.33%
Prior Net Losses Ratio	1.39%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	0.56%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,282,879.19
Actual Overcollateralization	4,282,879.19
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.39%
Weighted Average Remaining Term	44.72

Flow of Funds	$ Amount
Collections	23,384,468.00
Investment Earnings on Cash Accounts	130.14
Servicing Fee(1)	(338,334.92)
Transfer to Collection Account	-
Available Funds	23,046,263.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	756,465.32
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,382,049.76
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,282,879.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,301,087.70
(12) Collection Account Redeposits	2,783,000.00

Total Distributions of Available Funds	23,046,263.22

Servicing Fee	338,334.92
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	386,256,327.17
Principal Paid	18,114,928.95
Note Balance @ 02/16/21	368,141,398.22

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-3
Note Balance @ 01/15/21	267,086,327.17
Principal Paid	18,114,928.95
Note Balance @ 02/16/21	248,971,398.22
Note Factor @ 02/16/21	92.5750718%

Class A-4
Note Balance @ 01/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	81,820,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	24,900,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	12,450,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	847,246.57
Total Principal Paid	18,114,928.95
Total Paid	18,962,175.52

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	576,461.32
Principal Paid	18,114,928.95
Total Paid to A-3 Holders	18,691,390.27

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0231829
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8766125
Total Distribution Amount	22.8997954

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.1434570
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	67.3567671
Total A-3 Distribution Amount	69.5002241

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	76.29
Noteholders' Third Priority Principal Distributable Amount	687.28
Noteholders' Principal Distributable Amount	236.43

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	2,075,325.29
Investment Earnings	44.92
Investment Earnings Paid	(44.92)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,593,838.76	$2,778,362.13	$2,695,682.57
Number of Extensions	63	120	107
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.65%	0.61%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.